Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
Cik 0001821171_qell Acquisition Corp Member
Schedule of basic and diluted net income (loss) per share of ordinary share

	For the Three Months	For the Six Months
	Ended June 30, 2021	Ended June 30, 2021
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$13,570	$76,558
Less: Company's portion available to be withdrawn to pay taxes	—	—
Net income attributable to Class A ordinary shares	$13,570	$76,558
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding, Class A ordinary shares	37,950,000	37,950,000
Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00

Class B ordinary shares
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$(401,743)	$23,189,704
Net income allocable to Class A ordinary shares	(13,570)	(76,558)
Net income (loss) attributable to Class B ordinary shares	$(415,313)	$23,113,146
Denominator: weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	9,487,500	9,487,500
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.04)	$2.44